Retirement Plans - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 29, 2012 Closed Facilities	Dec. 29, 2012 401(k) Plan	Dec. 31, 2011 401(k) Plan	Jan. 01, 2011 401(k) Plan	Dec. 29, 2012 Zone Red	Dec. 29, 2012 Zone Yellow	Dec. 29, 2012 Zone Green	Dec. 29, 2012 Maximum	Dec. 29, 2012 Equity Securities	Dec. 29, 2012 Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Settlement charge included in net period pension expense			$ 18,000,000
Change in health care trend rate											1,000,000
Define benefit target plan assets allocations												50.00%	50.00%
Define benefit actual plan assets allocations												48.00%	52.00%
Company's anticipated contributions	49,000,000		49,000,000
Matching contributions					50.00%
Participant's compensation for which company matches contribution					6.00%
Company's contributions to plan					25,000,000	23,000,000	21,000,000
Discretionary contributions						2,000,000
Criteria established under the Internal Revenue Code, funded status percentage								Less than 65 percent	Between 65 and less than 80 percent	At least 80 percent
Withdrawal liabilities related to multiemployer plan			230,000,000	67,000,000
Reclassification of accumulated other comprehensive income	3,000,000	3,000,000
Contribution to defined benefit and other post retirement plans	$ 9,000,000	$ 7,000,000